Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	780,000,000	780,000,000	780,000,000
Common stock, shares issued	730,039,317	730,039,317	730,039,317
Common stock, shares outstanding	730,039,317	730,039,317	730,039,317
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	1,259,858	1,259,858	1,259,858
Preferred stock, shares outstanding	1,259,858	1,259,858	1,259,858